Restructuring (Details) $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) employee
Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs | $	$ 7
Restructuring Plan, Impact of COVID-19 | Other Restructuring | International RAC
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | employee	150